Incentive Compensation Plans (Summary Of Stock Option Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Black Scholes Option Pricing Model [Member] | Tier I Time Options [Member]
Options [Abstract]
Outstanding Options, beginning balance | shares	54,722.7
Granted Options | shares	17,500.0
Exercised Options | shares	(3,463.0)
Forfeited Options | shares	(7,389.7)
Outstanding Options, ending balance | shares	61,370.0	54,722.7
Outstanding and Exercisable Options | shares	21,490.5
Weighted Average Exercise Price [Abstract]
Outstanding Options, Weighted Average Exercise Price, beginning balance	$ 1,006
Granted Options, Weighted Average Exercise Price	1,241
Exercised Options, Weighted Average Exercise Price	1,000
Forfeited Options, Weighted Average Exercise Price	1,001
Outstanding Options, Weighted Average Exercise Price, ending balance	$ 1,074	$ 1,006
Outstanding and Exercisable Options, Weighted Average Exercise Price	1,003
Weighted Average Remaining Contractual Term [Abstract]
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	8 years 4 months 24 days	8 years 10 months 24 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	8 years 4 months 24 days	8 years 10 months 24 days
Weighted average remaining contractual terms, Outstanding and exercisable, Ending Balance	7 years 8 months 12 days
Aggregate Intrinsic Value of Stock Options
Aggregate Intrinsic Value, Beginning Balance | $	$ 764
Aggregate Intrinsic Value, Exercised | $	942
Aggregate Intrinsic Value, Ending Balance | $	24,005	$ 764
Aggregate Intrinsic Value, Outstanding and exercisable, Ending Balance | $	$ 9,928
Black Scholes Option Pricing Model [Member] | Rollover Options [Member]
Options [Abstract]
Outstanding Options, beginning balance | shares	2,985.0
Granted Options | shares	472.0
Exercised Options | shares	(875.0)
Outstanding Options, ending balance | shares	2,582.0	2,985.0
Outstanding and Exercisable Options | shares	2,582.0
Weighted Average Exercise Price [Abstract]
Outstanding Options, Weighted Average Exercise Price, beginning balance	$ 250
Granted Options, Weighted Average Exercise Price	88
Exercised Options, Weighted Average Exercise Price	250
Outstanding Options, Weighted Average Exercise Price, ending balance	$ 220	$ 250
Outstanding and Exercisable Options, Weighted Average Exercise Price	220
Weighted Average Remaining Contractual Term [Abstract]
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	7 years 4 months 24 days	7 years 9 months 18 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	7 years 4 months 24 days	7 years 9 months 18 days
Weighted average remaining contractual terms, Outstanding and exercisable, Ending Balance	7 years 4 months 24 days
Aggregate Intrinsic Value of Stock Options
Aggregate Intrinsic Value, Beginning Balance | $	$ 4,058
Aggregate Intrinsic Value, Exercised | $	917
Aggregate Intrinsic Value, Ending Balance | $	3,215	$ 4,058
Aggregate Intrinsic Value, Outstanding and exercisable, Ending Balance | $	$ 3,215
Monte Carlo Simulation Pricing Model [Member] | Tier II Time Options [Member]
Options [Abstract]
Outstanding Options, beginning balance | shares	16,300.0
Granted Options | shares	2,850.0
Forfeited Options | shares	(4,900.0)
Outstanding Options, ending balance | shares	14,250.0	16,300.0
Outstanding and Exercisable Options | shares	5,140.0
Weighted Average Exercise Price [Abstract]
Outstanding Options, Weighted Average Exercise Price, beginning balance	$ 2,500
Granted Options, Weighted Average Exercise Price	2,500
Forfeited Options, Weighted Average Exercise Price	2,500
Outstanding Options, Weighted Average Exercise Price, ending balance	$ 2,500	$ 2,500
Outstanding and Exercisable Options, Weighted Average Exercise Price	2,500
Weighted Average Remaining Contractual Term [Abstract]
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	8 years 2 months 12 days	8 years 10 months 24 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	8 years 2 months 12 days	8 years 10 months 24 days
Weighted average remaining contractual terms, Outstanding and exercisable, Ending Balance	7 years 9 months 18 days
Monte Carlo Simulation Pricing Model [Member] | Performance Awards [Member]
Options [Abstract]
Outstanding Options, beginning balance | shares	52,000.0
Granted Options | shares	16,750.0
Forfeited Options | shares	(9,177.5)
Outstanding Options, ending balance | shares	59,572.5	52,000.0
Weighted Average Exercise Price [Abstract]
Outstanding Options, Weighted Average Exercise Price, beginning balance	$ 1,005
Granted Options, Weighted Average Exercise Price	1,239
Forfeited Options, Weighted Average Exercise Price	1,000
Outstanding Options, Weighted Average Exercise Price, ending balance	$ 1,074	$ 1,005
Weighted Average Remaining Contractual Term [Abstract]
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	8 years 4 months 24 days	9 years 7 months 6 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	8 years 4 months 24 days	9 years 7 months 6 days
Weighted average remaining contractual terms, Outstanding and exercisable, Ending Balance